united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414	Chicago, IL 60606
(Address of principal executive offices)	(Zip code)

R. Jeffrey Bruce

Bruce & Co.

20 North Wacker Drive, Suite 2414

Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-236-9160

Date of fiscal year end:	06/30

Date of reporting period:	12/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

2018

BRUCE FUND, INC.

SEMI-ANNUAL

REPORT

Report to Shareholders

December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (800) 872-7823. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

20 North Wacker Drive ● Suite 2414 ● Chicago, Illinois 60606 ● (312) 236-9160

Management’s Discussion and Analysis (Unaudited)

The Bruce Fund (the “Fund”) shares produced a total return of -3.48% for the six months ended December 31, 2018, compared to a total return of -6.85% for the S&P 500® Index for the same period. Stock markets fell in the period as well as for the the year and the Fund declined as well. Government bond prices in the portfolio showed a slight gain in the six month period while the corporate bonds had small losses overall despite the income they generate. The Fund’s more defensive equities were up in the period while most of the other equities declined, some dramatically.

The worldwide economy has slowed, and stock markets are braced for trade tensions and continued slower economic activity. Given the excessive debt levels, the geopolitical, economic and policy uncertainties, we feel caution is warranted. Valuations for some companies have created some compelling long term opportunities but we believe a more conservative posture is still warranted.

Management continues to screen investment opportunities for their long-term capital appreciation potential versus the risks that investment might present. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.

Investment Results (Unaudited)

Average Annual Total Returns for the Periods Ended December 31, 2018

Fund/Index	Six Months	1 Year	5 Year	10 Year
Bruce Fund	-3.48%	-3.96%	5.62%	11.48%
S&P 500® Index*	-6.85%	-4.38%	8.49%	13.12%

The net expense ratio as of the most recent prospectus dated October 29, 2018 was 0.69%, which represented the fiscal year ended June 30, 2018. Additional information pertaining to the Fund’s expense ratios as of December 31, 2018 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling l-800-872-7823.

*	The S&P 500® Index (the “Index”) is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

[1]	As a percent of net assets.
[2]	Ratio rounds to less than 0.05%.

Investment Objective

The investment objective of the Bruce Fund is long-term capital appreciation.

Availability of Portfolio Schedule

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823.

Bruce Fund
Schedule of Investments (Unaudited)

December 31, 2018

	Shares/ Principal Amount	Fair Value
COMMON STOCKS — 70.6%

Communication Services — 1.6%
Actua Corporation(a)(b)	130,000	$130,000
Sirius XM Holdings, Inc.	1,357,843	7,753,284
		7,883,284
Consumer Discretionary — 2.1%
General Motors Company	300,000	10,035,000

Consumer Staples — 0.2%
Bunge Ltd. (Bermuda)	15,000	801,600

Energy — 0.0%
Aspire Holdings, LLC. (a)(b)(d)(e)	193,069	1,931
PetroQuest Energy, Inc.(a)(e)	155,968	624
		2,555
Financials — 4.7%
Allstate Corporation (The)	275,000	22,723,250

Health Care — 21.9%
Abbott Laboratories	164,500	11,898,285
AbbVie, Inc.	164,500	15,165,255
Allergan p.l.c. (Ireland)	110,000	14,702,600
Bausch Health Companies, Inc. (Canada)(a)	800,000	14,776,000
EDAP TMS SA - ADR (France)(a)	733,094	1,356,224
Merck & Company, Inc.	300,000	22,923,000
Pfizer, Inc.	450,000	19,642,500
Prothena Corporation p.l.c. (Ireland)(a)	3,170	32,651
Supernus Pharmaceuticals, Inc.(a)	148,058	4,918,487
Xtant Medical Holdings, Inc.(a)	182,972	294,585
		105,709,587
Industrials — 10.5%
AMERCO	142,690	46,818,016
Astrotech Corporation(a)	1	3
Insteel Industries, Inc.	160,000	3,884,800
		50,702,819
Information Technology — 4.6%
Apple, Inc.	70,000	11,041,800
International Business Machines Corporation	100,000	11,367,000
		22,408,800

4	See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Schedule of Investments (Unaudited) (continued)

December 31, 2018

	Shares/ Principal Amount	Fair Value
COMMON STOCKS — (continued)

Materials — 1.7%
Ashland Global Holdings, Inc.	25,000	$1,774,000
Compass Minerals International, Inc.	60,000	2,501,400
Flotek Industries, Inc.(a)	590,671	643,831
Goldcorp, Inc. (Canada)	200,000	1,960,000
Solitario Exploration & Royalty Corporation(a)	199,270	46,290
Valvoline, Inc.	68,633	1,328,049
		8,253,570
Utilities — 23.3%
Avista Corporation	200,000	8,496,000
CMS Energy Corporation	450,000	22,342,500
Duke Energy Corporation	300,000	25,890,000
NextEra Energy, Inc.	200,000	34,763,999
WEC Energy Group, Inc.	22,560	1,562,506
Xcel Energy, Inc.	400,000	19,708,000
		112,763,005
Total Common Stocks (Cost $224,310,076)		341,283,470

CONVERTIBLE PREFERRED STOCKS — 0.5%

Consumer Staples — 0.5%
Bunge Ltd. (Bermuda), 4.88%	27,400	2,657,800

Energy — 0.0%
PetroQuest Energy, Inc., Series B, 6.88%(e)	187,230	281
Total Convertible Preferred Stocks (Cost $9,311,505)		2,658,081

U.S. GOVERNMENT BONDS — 13.1%
U.S. Treasury "Strips", 0.00%, 8/15/2028	$30,000,000	23,148,341
U.S. Treasury "Strips", 0.00%, 8/15/2029	30,000,000	22,481,271
U.S. Treasury "Strips", 0.00%, 2/15/2036	20,000,000	12,483,263
U.S. Treasury "Strips", 0.00%, 2/15/2041	10,000,000	5,187,682
Total U.S. Government Bonds (Cost $50,556,851)		63,300,557

CONVERTIBLE CORPORATE BONDS — 7.5%

Health Care — 7.1%
AMAG Pharmaceuticals, Inc., 2.50%, 2/15/2019	4,000,000	3,974,892
Fluidigm Corporation, 2.75%, 2/1/2034, Callable 2/6/2021@100	5,009,000	4,634,357
Inotek Pharmaceuticals Corporation, 5.75%, 8/1/2021	2,000,000	1,919,694

See accompanying notes which are an integral part of these financial statements.	5

Bruce Fund
Schedule of Investments (Unaudited) (continued)

December 31, 2018

	Shares/ Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS — (continued)

Health Care — (continued)
MannKind Corporation, 5.75%, 10/23/2021(b)	$18,690,000	$11,587,799
Novavax, Inc., 3.75%, 2/1/2023	3,000,000	1,837,500
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024(c)	12,000,000	9,167,124
Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/2021	2,000,000	250,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019(c)(e)	1,500,000	813,750
		34,185,116
Industrials — 0.4%
Team, Inc., 5.00%, 8/1/2023(c)	2,000,000	1,998,112
Total Convertible Corporate Bonds (Cost $47,902,999)		36,183,228

CORPORATE BONDS — 4.4%

Consumer Discretionary — 0.3%
Land O'Lakes Capital Trust I, 7.45%, 3/15/2028(c)	1,500,000	1,554,375

Energy — 0.7%
ONEOK, Inc., 6.00%, 6/15/2035	1,000,000	999,749
PetroQuest Energy, Inc., 10.00%, 2/15/2021, Callable 2/14/2019@105(e)	8,062,667	2,378,486
		3,378,235
Financials — 1.3%
Security Benefit Life Insurance Company, 7.45%, 10/1/2033(c)	5,000,000	6,041,281

Health Care — 1.1%
Valeant Pharmaceuticals International, Inc. (Canada), 6.13%, 4/15/2025(c)	6,000,000	5,250,000

Utilities — 1.0%
Constellation Energy Group, Inc., 7.60%, 4/1/2032	4,000,000	4,973,522
Total Corporate Bonds (Cost $21,806,536)		21,197,413

U.S. MUNICIPAL BONDS — 0.0%
Indianapolis Airport Authority, 6.50%, 11/15/2031(d)(e)	972,551	292
Total U.S. Municipal Bonds (Cost $162,383)		292

6	See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Schedule of Investments (Unaudited) (continued)

December 31, 2018

	Shares/ Principal Amount	Fair Value
MONEY MARKET FUNDS — 3.7%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.32%(f)	17,922,011	$17,922,011
Total Money Market Funds (Cost $17,922,011)		17,922,011

Total Investments — 99.8% (Cost $371,972,361)		482,545,052
Other Assets in Excess of Liabilities — 0.2%		1,079,972
NET ASSETS — 100.0%		$483,625,024

(a)	Non-income producing security.
(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security.
(e)	In default.
(f)	Rate disclosed is the seven day effective yield as of December 31, 2018.

ADR – American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.	7

Bruce Fund
Statement of Assets and Liabilities (Unaudited)

December 31, 2018

Assets
Investments in securities, at market value (cost $371,972,361)	$482,545,052
Dividends and interest receivable	1,596,458
Receivable for fund shares sold	45,113
Prepaid expenses	9,209
Total Assets	484,195,832
Liabilities
Payable for fund shares redeemed	161,472
Accrued investment advisory fees	226,245
Payable to Administrator	129,665
Other accrued expenses	53,426
Total Liabilities	570,808
Net Assets	$483,625,024
Net Assets consist of
Capital stock (982,376 shares of $1 par value capital stock issued and outstanding)	$982,376
Paid-in capital	373,238,449
Accumulated earnings	109,404,199
Net Assets	$483,625,024
Shares outstanding: 2,000,000 shares authorized	982,376
Net asset value, offering and redemption price per share	$492.30

8	See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Statement of Operations (Unaudited)

For the Six Months Ended December 31, 2018

Investment Income
Dividend income (net of foreign taxes withheld of $1,200)	$4,543,548
Interest income	2,809,951
Total investment income	7,353,499
Expenses
Investment advisory	1,409,250
Administration	132,041
Transfer agent	80,200
Fund accounting	49,056
Audit and tax preparation	25,871
Printing	22,484
Custodian	22,339
Registration	13,784
Postage	9,763
Insurance	1,704
Director	1,082
Other	2,394
Net operating expenses	1,769,968
Net investment income	5,583,531
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	4,023,728
Change in unrealized appreciation (depreciation) on investment securities	(26,528,318)
Net realized and change in unrealized loss on investments	(22,504,590)
Net decrease in net assets resulting from operations	$(16,921,059)

See accompanying notes which are an integral part of these financial statements.	9

Bruce Fund
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$5,583,531	$12,983,848
Net realized gain (loss) on investment securities	4,023,728	(164,684)
Net change in unrealized appreciation (depreciation) of investment securities	(26,528,318)	9,274,428
Net increase (decrease) in net assets resulting from operations	(16,921,059)	22,093,592
Distributions to Shareholders From
Earnings	(11,819,986)	(22,842,903)
Total distributions	(11,819,986)	(22,842,903)
Capital Transactions
Proceeds from shares sold	2,993,946	12,768,006
Reinvestment of distributions	11,014,714	21,234,867
Amount paid for shares redeemed	(35,600,866)	(74,498,374)
Net decrease in net assets resulting from capital transactions	(21,592,206)	(40,495,501)
Total Decrease in Net Assets	(50,333,251)	(41,244,812)
Net Assets
Beginning of period	533,958,275	575,203,087
End of period	$483,625,024	$533,958,275
Share Transactions
Shares sold	5,684	24,260
Shares issued in reinvestment of distributions	21,960	40,110
Shares redeemed	(67,126)	(142,522)
Net decrease in shares outstanding	(39,482)	(78,152)

(a)	For the year ended June 30, 2018, distributions to shareholders from earnings consisted of $12,365,017 from net investment income and $10,477,886 from net realized gains. As of June 30, 2018, accumulated net investment income was $6,179,127.

10	See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Financial Highlights

Selected data for each share of capital stock outstanding through each period is presented below

	For the Six Months Ended December 31, 2018		For the Year Ended June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Selected Per Share Data
Net asset value, beginning of period	$522.54		$522.91	$535.76	$515.63	$537.94	$418.85
Investment operations:
Net investment income	6.16		12.71	10.67	9.92	6.66	9.51
Net realized and unrealized gain (loss)	(24.13)		8.52	6.89	33.18	(13.08)	120.91
Total from investment operations	(17.97)		21.23	17.56	43.10	(6.42)	130.42
Less distributions to shareholders from:
Net investment income	(12.27)		(11.69)	(10.08)	(8.45)	(8.81)	(11.33)
Net realized gains	—		(9.91)	(20.33)	(14.52)	(7.08)	—
Total distributions	(12.27)		(21.60)	(30.41)	(22.97)	(15.89)	(11.33)
Net asset value, end of period	$492.30		$522.54	$522.91	$535.76	$515.63	$537.94
Total Return(a)	(3.48	)%(b)	4.01%	3.74%	8.73%	(1.13)%	31.64%

Ratios and Supplemental Data
Net assets, end of period ($ millions)	$483.63		$533.96	$575.20	$594.78	$545.30	$540.81
Ratio of expenses to average net assets	0.67	%(c)	0.67%	0.67%	0.67%	0.68%	0.70%
Ratio of net investment income to average net assets	2.12	%(c)	2.31%	2.04%	1.94%	1.30%	2.10%
Portfolio turnover rate	3	%(b)	20%	5%	26%	14%	11%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.	11

Bruce Fund
Notes to the Financial Statements (Unaudited)

December 31, 2018

NOTE A – ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund is an open end diversified management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation – The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their fair value as described in Note C.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends and distributions to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE C – SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, convertible preferred stocks, and American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

Fixed income securities, including corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,753,284	$—	$130,000	7,883,284
Consumer Discretionary	10,035,000	—	—	10,035,000
Consumer Staples	801,600	—	—	801,600
Energy	624	—	1,931	2,555
Financials	22,723,250	—	—	22,723,250
Health Care	105,709,587	—	—	105,709,587
Industrials	50,702,819	—	—	50,702,819
Information Technology	22,408,800	—		22,408,800
Materials	8,253,570	—	—	8,253,570
Utilities	112,763,005	—	—	112,763,005
Convertible Preferred Stocks
Consumer Staples	2,657,800	—	—	2,657,800
Energy	281	—	—	281
U.S. Government Bonds
U.S. Treasury Strips	—	63,300,557	—	63,300,557
Convertible Corporate Bonds
Health Care	—	22,597,317	11,587,799	34,185,116
Industrials	—	1,998,112	—	1,998,112

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Consumer Discretionary	$—	$1,554,375	$—	$1,554,375
Energy	—	3,378,235	—	3,378,235
Financials	—	6,041,281	—	6,041,281
Health Care	—	5,250,000	—	5,250,000
Utilities	—	4,973,522	—	4,973,522
U.S. Municipal Bonds	—	292	—	292
Money Market Funds	17,922,011	—	—	17,922,011
Total	$361,731,631	$109,093,691	$11,719,730	$482,545,052

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of December 31, 2018:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At December 31, 2018	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$ 131,931	Adjusted Broker Quotes	"Non-Binding Broker Quotes"	N/A
Convertible Corporate Bonds	11,587,799	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
			Discount for Lack of Marketability	1%-20%
		Comparable Security Analysis	Matrix Pricing Range	N/A
			Common Stock Valuation	N/A

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2018	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)
Common Stock	$131,931	$—	$—	$—
Convertible Corporate Bonds	11,961,600	—	—	(373,801)
Total	$12,093,531	$—	$—	$(373,801)

	Purchases	Sales	Transfer in Level 3*(a)	Transfer out Level 3*(b)	Balance as of December 31, 2018
Common Stock	$—	$—	$—	$—	$131,931
Convertible Corporate Bonds	—	—	—	—	11,587,799
Total	$—	$—	$—	$—	$11,719,730

*	The amount of transfers in and/or out are reflected at the reporting period end.
(a)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of December 31, 2018.
(b)	Transfer out relate primarily to securities for which observable inputs became available during the period, and as of December 31, 2018, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of December 31, 2018.

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2018 was as follows:

Total Change in Unrealized Depreciation
Convertible Corporate Bonds	$(373,801)

NOTE D – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2018, cost of purchases and proceeds from maturities and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

Purchases	$14,226,859
Sales	$19,748,540

NOTE E – RELATED PARTIES

Bruce & Co., Inc., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000

At December 31, 2018, Robert B. Bruce was the beneficial owner of 18,843 Fund shares, R. Jeffrey Bruce was the beneficial owner of 11,421 Fund shares, Robert DeBartolo was the beneficial owner of 24 Fund shares, and W. Martin Johnson was the beneficial owner of 5 Fund shares. Robert B. Bruce, Robert DeBartolo, and W. Martin Johnson are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

NOTE F – FEDERAL INCOME TAXES

At December 31, 2018, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$151,565,110
Gross Unrealized Depreciation	(40,991,518)
Net Unrealized Appreciation on Investments	$110,573,592
Tax Cost	$371,971,460

At June 30, 2018 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$6,178,226
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	(5,134,892)
Unrealized Appreciation	137,101,910
Total	$138,145,244

Certain capital and qualified late year ordinary losses incurred within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended June 30, 2018, the Fund had deferred post October capital losses in the amount of $5,134,892.

The tax character of distributions paid during the fiscal year 2018 was as follows:

Distributions paid from:
Ordinary Income	$12,860,524
Long-Term Capital Gain	9,982,379
$22,842,903

NOTE G – RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placement. At December 31, 2018, the aggregate market value of such securities listed below amounted to $24,824,642, or 5% of the Fund’s net assets. 100% of the restricted securities are valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Bruce Fund
Notes to the Financial Statements (Unaudited) (continued)

December 31, 2018

The chart below shows the restricted securities held by the Fund as of December 31, 2018:

Issuer Description	Acquisition Date		Principal Amount	Cost	Value
Corporate Bonds
Land O' Lakes Capital Trust I, 7.45%, 3/15/28	1/23/09		$1,500,000	$1,098,194	$1,554,375
Security Benefit Life Insurance Company, 7.45%, 10/1/33		(a)	5,000,000	4,624,415	6,041,281
Valeant Pharmaceuticals International, Inc. 6.13%, 4/15/25	5/11/17		6,000,000	5,148,480	5,250,000

Convertible Corporate Bonds
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/24		(b)	12,000,000	11,595,956	9,167,124
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19	3/4/15		1,500,000	1,518,748	813,750
Team, Inc., 5.00%, 8/1/23		(c)	2,000,000	1,791,182	1,998,112

(a)	Purchased multiple taxlots beginning on 4/21/11.
(b)	Purchased multiple taxlots beginning on 6/4/18.
(c)	Purchased multiple taxlots beginning on 8/22/17.

NOTE H – RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

NOTE I – SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to the financial statements as a whole have been accordingly disclosed.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2018) and held for the entire period (through December 31, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value,	Ending Account Value,	Expenses Paid During the Period(a)
	July 1, 2018	December 31, 2018	July 1 - December 31, 2018
Actual	$ 1,000.00	$ 965.20	$ 3.32
Hypothetical(b)	$ 1,000.00	$ 1,021.83	$ 3.41

(a)	Expenses are equal to the Fund’s six month annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).
(b)	Assumes a 5% return before expenses.

Approval of Management Agreement (Unaudited)

Information Considered: Director Independence, Fund Activities and Shareholder benefit, Auditor selection.

Director Discussion: Director DeBartolo and Director Johnson represented and verified that they continued to be independent directors and have not recently bought or sold any additional shares in the Fund. R. Jeffrey Bruce presented the performance, turnover, and expenses of the Fund to determine whether the Fund activities were being conducted for the benefit of the Shareholders. The Board discussed and reviewed the presentation and Independent Directors Johnson and DeBartolo reviewed the Fund’s activities and performance and stated that the performance of the Fund over the long term validates the Fund’s objective of long-term capital appreciation. Ten and fifteen year returns showed good results and the Fund’s recent cautious approach still reinforces the Funds overall investment strategy. The Directors then reviewed and discussed the selection of Grant Thornton as Auditor.

Director Vote: Director Johnson made a motion to approve and renew the Investment Advisory Contract (Chairman and Director Bruce abstained), seconded by Director DeBartolo, unanimously approved. Director DeBartolo moved (seconded by Director Johnson) to approve and confirmed the selection of Grant Thornton as Auditor, which motion unanimously carried.

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Fund, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal formation to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

BRUCE FUND
OFFICERS AND DIRECTORS

Robert B. Bruce
President and Treasurer

R. Jeffrey Bruce
Vice President and Secretary

Robert DeBartolo
Director

W. Martin Johnson
Director

Investment Adviser
Bruce and Co., Inc.
Chicago, Illinois

Custodian
Huntington National Bank
Columbus, Ohio

Administrator, Transfer Agent and
Fund Accountant
Ultimus Asset Services, LLC
Cincinnati, Ohio

Distributor
Unified Financial Securities, LLC
Indianapolis, Indiana

Counsel
Klevatt & Associates
Chicago, Illinois

Independent Registered Public Accounting Firm
Grant Thornton LLP
Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not Applicable.

Item 6. Schedule of Investments.

(a)	Not Applicable. (schedule filed with Item 1)
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable - Applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable - Applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable - Applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	3/4/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	3/4/19

By	/s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date	3/4/19